UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2021

                            Scudder Securities Trust
                            ------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  8/31/04
                           -------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Health Care Fund
Investment Portfolio as of August 31, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------

                                                                          Shares                   Value ($)
                                                                        ------------------------------------------

Common Stocks 96.5%
Health Care 96.5%
Biotechnology 25.8%
Alkermes, Inc.*                                                              77,600                       824,888
Amgen, Inc.*                                                                170,400                    10,103,016
AtheroGenics, Inc.*                                                          48,100                       807,599
Axonyx, Inc.* (c)                                                           154,900                       658,325
Biogen Idec, Inc.*                                                           68,995                     4,093,473
Celgene Corp.*                                                               31,700                     1,798,975
Chiron Corp.*                                                                53,900                     2,284,282
Discovery Laboratories, Inc.*                                               180,000                     1,422,000
Gen-Probe, Inc.*                                                             85,600                     3,090,160
Genentech, Inc.*                                                            100,400                     4,897,512
Genzyme Corp. (General Division)*                                            89,100                     4,811,400
Gilead Sciences, Inc.*                                                       83,300                     5,758,529
Incyte Corp.*                                                                99,800                       681,634
Keryx Biopharmaceuticals, Inc.* (c)                                         100,300                     1,116,339
Martek Biosciences Corp.*                                                    25,500                     1,361,700
Medicines Co.*                                                               91,500                     2,313,120
MedImmune, Inc.*                                                             77,400                     1,847,538
Millennium Pharmaceuticals, Inc.*                                           201,000                     2,389,890
MGI Pharma, Inc.*                                                           146,100                     3,393,903
Myogen, Inc.*                                                                45,000                       261,045
Neurocrine Biosciences, Inc.*                                                39,600                     1,970,892
Onyx Pharmaceuticals, Inc.*                                                  47,400                     1,760,436
OSI Pharmaceuticals, Inc.*                                                   16,700                       995,153
Pharmion Corp.*                                                              36,900                     1,814,373
Telik, Inc.*                                                                 49,100                       932,512
                                                                                                     ------------
                                                                                                       61,388,694

Health Care Services 12.5%
Aetna, Inc.                                                                  32,400                     3,001,860
Allscripts Heathcare Solutions, Inc.* (c)                                   182,500                     1,186,250
Anthem, Inc.*                                                               102,300                     8,310,852
Caremark Rx, Inc.*                                                          261,500                     7,505,050
Medco Health Solutions, Inc.*                                                56,526                     1,765,307
PSS World Medical, Inc.*                                                    116,900                     1,261,351
UnitedHealth Group, Inc.                                                    101,960                     6,742,615
                                                                                                     ------------
                                                                                                       29,773,285

Hospital Management 4.7%
Community Health Systems, Inc.*                                             142,800                     3,570,000
HCA, Inc.                                                                    84,100                     3,263,921
Kindred Healthcare, Inc.*                                                    99,600                     2,575,656
Manor Care, Inc.                                                             56,800                     1,742,056
                                                                                                     ------------
                                                                                                       11,151,633

Life Science Equipment 2.1%
Charles River Laboratories International, Inc.*                              80,600                     3,510,130
Invitrogen Corp.*                                                            31,100                     1,539,450
                                                                                                     ------------
                                                                                                        5,049,580

Medical Supply & Specialty 18.7%
Abbott Laboratories                                                         100,900                     4,206,521
Advanced Medical Optics, Inc.*                                               56,700                     2,110,374
Biomet, Inc.                                                                 23,475                     1,071,634
Boston Scientific Corp.*                                                     86,800                     3,101,364
C.R. Bard, Inc.                                                              47,500                     2,664,750
Dyax Corp.*                                                                 154,900                     1,229,906
Elekta AB "B"*                                                               80,900                     1,838,024
Fisher Scientific International, Inc.* (c)                                   81,900                     4,665,843
Guidant Corp.                                                                73,500                     4,395,300
I-Flow Corp.*                                                                60,900                       924,462
Kyphon, Inc.*                                                                64,300                     1,435,819
Medtronic, Inc.                                                              49,700                     2,472,575
Nobel Biocare Holding AG                                                     21,750                     3,071,719
Smith & Nephew PLC                                                          189,912                     1,709,730
St. Jude Medical, Inc.*                                                      35,950                     2,417,637
Stryker Corp.                                                                48,800                     2,210,640
Varian Medical Systems, Inc.*                                                56,700                     1,879,605
Zimmer Holdings, Inc.*                                                       43,400                     3,094,420
                                                                                                     ------------
                                                                                                       44,500,323

Pharmaceuticals 32.7%
Alcon, Inc.                                                                  27,000                     2,020,680
Allergan, Inc.                                                               46,600                     3,478,690
Amylin Pharmaceuticals, Inc.*                                               135,100                     2,673,629
AstraZeneca PLC                                                              57,385                     2,639,942
Barrier Therapeutics, Inc.*                                                  90,800                     1,037,844
DOV Pharmaceutical, Inc.*                                                    92,100                     1,445,970
Elan Corp. PLC (ADR)* (c)                                                   106,500                     2,410,095
Eli Lilly & Co.                                                              92,300                     5,856,435
Encysive Pharmaceuticals, Inc.*                                             150,800                     1,191,320
Forest Laboratories, Inc.*                                                   44,400                     2,035,740
GPC Biotech AG (ADR)* (c)                                                   129,846                     1,675,013
IVAX Corp.*                                                                 259,625                     5,026,340
Medicis Pharmaceutical Corp.                                                 46,700                     1,710,154
Novartis AG (Registered)                                                    144,262                     6,664,200
Pfizer, Inc.                                                                368,650                    12,043,796
Rigel Pharmaceuticals, Inc.*                                                 64,500                     1,328,700
Roche Holding AG                                                             52,657                     5,099,725
Sanofi-Synthelabo SA*                                                        43,600                     3,099,029
Schering-Plough Corp.                                                       251,900                     4,650,074
Teva Pharmaceutical Industries Ltd. (ADR)                                    92,700                     2,526,075
Valeant Pharmaceuticals International                                        68,800                     1,614,048
Wyeth                                                                       129,000                     4,717,530
Yamanouchi Pharmaceutical Co., Ltd.                                          77,000                     2,670,846
                                                                                                     ------------
                                                                                                       77,615,875


Total Common Stocks (Cost $193,454,970)                                                               229,479,390

Securities Lending Collateral 2.3%
Daily Assets Fund Institutional, 1.55% (b) (d)
(Cost $5,460,475)                                                         5,460,475                     5,460,475

Cash Equivalents 1.2%
Scudder Cash Management QP Trust, 1.54% (a)
(Cost $2,892,362)                                                         2,892,362                     2,892,362

                                                                                                     ------------

Total Investment Portfolio  (Cost $201,807,807)                                                       237,832,227
                                                                                                  ===============

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2004 amounted to $5,294,367, which is 2.3% of net assets.

(d)  Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Health Care Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Health Care Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               October 26, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               October 26, 2004